Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2020
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Future Impact of Recently Issued Accounting Standards not yet in Effect:	Future Impact of Recently Issued Accounting Standards not yet in Effect:
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

Classification of Liabilities as Current or Non-current - Amendments to IAS 1
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
•What is meant by a right to defer settlement
•That a right to defer must exist at the end of the reporting period
•That classification is unaffected by the likelihood that an entity will exercise its deferral right
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.

Reference to the Conceptual Framework – Amendments to IFRS 3
In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.
The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential ‘day 2’ gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 Levies, if incurred separately.
At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and apply prospectively.

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
In May 2020, the IASB issued amendments to IAS 16, which prohibit entities from deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity will recognize the proceeds from selling such items, and the costs of producing those items, in profit or loss.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendments.
The amendments are not expected to have a material impact on the Company.

Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37
In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.
The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Company will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.
I - Subsidiary as a first-time adopter - amendment to IFRS 1 First-time Adoption of International Financial Reporting Standards
As part of its 2018-2020 annual improvements to IFRS standards process, the IASB issued an amendment to IFRS 1. The amendment permits a subsidiary that elects to apply paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by the parent, based on the parent’s date of transition to IFRS. This amendment will also be applied to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted.

Fees in the ’10 per cent’ test for derecognition of financial liabilities - amendments to IFRS 9 - Financial Instruments
As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendments to IFRS 9. The amendments clarify the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendments.
The amendments are effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted. The Company will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendments.
The amendments are not expected to have a material impact on the Company.